Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Assets and Liabilities Measured on Recurring Basis
Recurring Fair Value Measures
	Fair Value as of December 31, 2012				Fair Value as of December 31, 2011
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Assets
Trading securities	$4,027	$-	$-	$4,027	$2,895	$-	$-	$2,895
Available-for-sale securities	367	76	21	464	90	20	21	131
Interest rate swap agreements	-	210	-	210	-	246	-	246
Cross-currency swap agreements	-	30	-	30	-	-	-	-
Foreign exchange contracts	-	6	-	6	-	10	-	10
Equity warrants	-	-	2	2	-	-	2	2
Total	$4,394	$322	$23	$4,739	$2,985	$276	$23	$3,284
Liabilities
Derivative component of prepaid forward sale agreements and indexed debt instruments	$-	$2,305	$-	$2,305	$-	$1,234	$-	$1,234
Contractual obligations	-	-	1,055	1,055	-	-	1,004	1,004
Contingent consideration	-	-	587	587	-	-	583	583
Foreign exchange contracts	-	14	-	14	-	8	-	8
Cross-currency swap agreements	-	-	-	-	-	69	-	69
Total	$-	$2,319	$1,642	$3,961	$-	$1,311	$1,587	$2,898

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Changes in Contractual Obligations and Contingent Consideration
(in millions)	Contractual Obligations	Contingent Consideration
Balance, December 31, 2011	$1,004	$583
Acquisition accounting adjustments	(47)	-
Fair value adjustments	186	137
Payments	(88)	(133)
Balance, December 31, 2012	$1,055	$587